NOTES RELATED TO THE CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Summary of Trade Payables and Other Current Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Notes Related To The Consolidated Statements Of Financial Position [Abstract]
Vendors	€ 1,562	€ 2,485	€ 4,706
Vendors - accruals	3,553	11,669	16,204
Trade and other payables	5,115	14,154	20,910
Social liabilities, taxation and social security	2,799	3,716	4,149
Fixed assets payables	0	2	86
Deferred revenue	51	93	148
Other payables	59	59	53
Total other current liabilities	€ 2,909	€ 3,870	€ 4,436